Debt (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings
The following table summarizes the Group's current and non-current Debt by maturity date (amounts include accrued interest):

	At December 31,
	2019					2018
	Due within one year (current)	Due between one and five years	Due beyond five years	Total (non-current)	Total Debt	Due within one year (current)	Due between one and five years	Due beyond five years	Total (non-current)	Total Debt
	(€ million)
Notes	€1,450	€4,942	€—	€4,942	€6,392	€1,598	€4,977	€1,250	€6,227	€7,825
Borrowings from banks(1)	2,097	1,511	88	1,599	3,696	2,928	1,987	190	2,177	5,105
Asset-backed financing (Note 15)	151	—	—	—	151	457	—	—	—	457
Lease liabilities	360	705	575	1,280	1,640	56	131	74	205	261
Other debt(1)	818	204	—	204	1,022	822	45	13	58	880
Total Debt	€4,876	€7,362	€663	€8,025	€12,901	€5,861	€7,140	€1,527	€8,667	€14,528
______________________________________________________________________________________________________________________________
(1) Borrowings from banks and Other debt as previously reported included €261 million of finance lease liabilities recognized in accordance with IAS 17. These amounts have been reclassified into the line item Lease liabilities at December 31, 2018. Refer to Note 2., Basis of preparation for additional information on the adoption of IFRS 16.
Notes
The following table summarizes the notes outstanding at December 31, 2019 and 2018:

					At December 31,
	Currency	Face value of outstanding notes (million)	Coupon %	Maturity	2019	2018
Medium Term Note Programme:					(€ million)
Fiat Chrysler Finance Europe SENC(1)	CHF	250	3.125	September 30, 2019	—	222
Fiat Chrysler Finance Europe SENC(2)	EUR	1,250	6.750	October 14, 2019	—	1,250
Fiat Chrysler Finance Europe SENC(2)	EUR	1,000	4.750	March 22, 2021	1,000	1,000
Fiat Chrysler Finance Europe SENC(2)	EUR	1,350	4.750	July 15, 2022	1,350	1,350
FCA NV(2)	EUR	1,250	3.750	March 29, 2024	1,250	1,250
Other(3)	EUR	7			7	7
Total Medium Term Note Programme					3,607	5,079

Other Notes:
FCA NV(2)	U.S.$	1,500	4.500	April 15, 2020	1,335	1,310
FCA NV(2)	U.S.$	1,500	5.250	April 15, 2023	1,335	1,310
Total Other Notes					2,670	2,620
Hedging effect, accrued interest and amortized cost valuation					115	126
Total Notes					€6,392	€7,825
______________________________________________________________________________________________________________________________
(1) Listing on the SIX Swiss Exchange was obtained.
(2) Listing on the Irish Stock Exchange was obtained.
(3) Medium Term Notes with amounts outstanding equal to or less than the equivalent of €50 million.

Disclosure of finance lease and operating lease by lessee
Lease liabilities
The following table summarizes the Group's current and non-current lease liabilities:
Lease liabilities included in the Statement of Financial Position

At December 31, 2019
(€ million)
Long-term debt (non-current)	€1,280
Short-term debt and current portion of long-term debt (current)	€360
Maturity analysis - contractual undiscounted cash flows

At December 31, 2019
(€ million)
Due within one year	€430
Due between one and five years	905
Due beyond five years	811
Total undiscounted lease liabilities	€2,146

In addition, the Group has entered into commitments relating to leases not yet commenced of €399 million, of which the most significant related to the investments in manufacturing facilities in Michigan, USA. In addition to the above, the Group entered into non-cancellable short term leases, which have not been classified as lease liabilities, of €28 million which is expected to be settled within the next 12 months.